Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment
Schedule of property and equipment

	September 30,	December 31,
Dollars in thousands	2021	2020
Kiosks and components	$190,202	$190,416
Computers, servers, and software	96,352	87,113
Leasehold improvements	4,145	3,991
Office furniture and equipment	676	676
Leased Vehicles	10,436	10,678
Property and equipment, at cost	$301,811	$292,874
Accumulated depreciation	(256,600)	(229,785)
Property and equipment, net	$45,211	$63,089

	December 31,	December 31,
Dollars in thousands	2020	2019
Kiosks and components	$190,416	$186,158
Computers, servers, and software	87,113	73,730
Leasehold improvements	3,991	4,978
Office furniture and equipment	676	876
Leased Vehicles	10,678	11,813
Property and equipment, at cost	$292,874	$277,555
Accumulated depreciation	(229,785)	(167,672)
Property and equipment, net	$63,089	$109,883